Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net income attributable to U.S. Bancorp	$ 5,851	$ 5,836	$ 5,647
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,229	1,340	1,882
Depreciation and amortization of premises and equipment	302	297	287
Amortization of intangibles	199	223	274
(Gain) loss on sale of loans held for sale	(801)	(1,044)	(2,889)
(Gain) loss on sale of securities and other assets	(595)	(74)	(242)
Loans originated for sale in the secondary market, net of repayments	(30,858)	(56,698)	(81,219)
Proceeds from sales of loans held for sale	29,962	61,681	82,302
Other, net	43	(115)	1,916
Net cash provided by operating activities	5,332	11,446	7,958
Investing Activities
Proceeds from sales of available-for-sale investment securities	475	947	2,060
Proceeds from maturities of held-to-maturity investment securities	9,479	8,587	6,336
Proceeds from maturities of available-for-sale investment securities	7,212	10,147	15,374
Purchases of held-to-maturity investment securities	(15,597)	(13,218)	(10,247)
Purchases of available-for-sale investment securities	(21,752)	(13,146)	(16,605)
Net increase in loans outstanding	(12,873)	(12,331)	(15,158)
Proceeds from sales of loans	1,657	819	1,895
Purchases of loans	(2,355)	(2,468)	(2,741)
Acquisitions, net of cash acquired	3,436	(58)	94
Other, net	506	(303)	(1,261)
Net cash (used in) provided by financing activities	(29,812)	(21,024)	(20,253)
Financing Activities
Net increase in deposits	15,822	12,940	18,050
Net increase (decrease) in short-term borrowings	2,285	1,306	(4,167)
Proceeds from issuance of long-term debt	16,394	2,041	4,966
Principal payments or redemption of long-term debt	(4,128)	(2,883)	(11,415)
Proceeds from issuance of preferred stock		487	2,163
Proceeds from issuance of common stock	453	524	395
Redemption of preferred stock		(500)
Repurchase of common stock	(2,200)	(2,282)	(1,856)
Cash dividends paid on preferred stock	(243)	(254)	(204)
Cash dividends paid on common stock	(1,726)	(1,576)	(1,347)
Net cash provided by financing activities	26,657	9,803	6,585
Change in cash and due from banks	2,177	225	(5,710)
Cash and due from banks at beginning of period	8,477	8,252	13,962
Cash and due from banks at end of period	10,654	8,477	8,252
Supplemental Cash Flow Disclosures
Cash paid for income taxes	748	812	1,469
Cash paid for interest	1,476	1,759	2,218
Net noncash transfers to foreclosed property	199	323	564
Noncash transfer of investment securities available-for-sale to held-to-maturity			11,705
Acquisitions
Assets (sold) acquired	1,376	126	194
Liabilities sold (assumed)	(4,797)	(24)	(260)
Net	$ (3,421)	$ 102	$ (66)